IMPAIRMENT - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / oz	Dec. 31, 2023 USD ($) $ / oz
IMPAIRMENT
Commodity discount rate benchmark percentage	0.25%
Commodity price amount related to commodity discount rate benchmark	$ 4,000
Commodity price per ounce benchmark amount | $ / oz	50
Commodity price amount related to commodity per ounce benchmark	$ 32,000
Impairment		$ 90,615
Lindero, after-tax
IMPAIRMENT
Discount rate		7.70%
Commodity price used for determining fair value assumptions, long term | $ / oz		1,800
Lindero, after-tax | Bottom of range
IMPAIRMENT
Discount rate	7.00%
Commodity price used for determining fair value assumptions, long term | $ / oz	2,150
Lindero, after-tax | Top of range
IMPAIRMENT
Discount rate	8.00%
Commodity price used for determining fair value assumptions, long term | $ / oz	2,250
San Jose, after-tax
IMPAIRMENT
Impairment loss		$ 10,000
Impairment		$ 90,600